Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 07, 2022	Feb. 18, 2022
Disclosure of cash flow statement [line items]
Dividends declared per share	$ 0.6	$ 0.57
DRIP percentage	12.00%	15.00%
Value of shares received as consideration for the disposal of long term equity investments	$ 4.6
Kutcho [member]
Disclosure of cash flow statement [line items]
Value of shares received as partial consideration for settling and terminating convertible note and non revolving loan				$ 6.7
Keno Hill PMPA [Member]
Disclosure of cash flow statement [line items]
Receipt of shares as consideration for termination, shares			34,800,989
Receipt of shares as consideration for termination, value			$ 141.0
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares	271.0	$ 257.0
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares	237.0	218.0
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares	$ 34.0	$ 39.0